UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Security Benefit Life Insurance Company
Address:  One Security Benefit Place
          Topeka, KS 66636-0001

13F File Number:  028-02805

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chris Swickard
Title:    Vice President, Associate General Counsel and Assistant Secretary
Phone:    785-438-3321

Signature, Place and Date of Signing:

          CHRIS SWICKARD           Topeka, Kansas         November 14, 2012
       --------------------     --------------------     --------------------

Report Type (Check only one.):

[_]   13F HOLDINGS REPORT.
[X]   13F NOTICE.
[_]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

     13F File Number        Name
     028-12836              Guggenheim Capital, LLC

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.